Acquisitions and disposals (Details)	Apr. 01, 2025	Apr. 21, 2025
Nutraceutical Wellness. Inc
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in subsidiary	100.00%
Wild
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired	100.00%
Nutraceutical Wellness. Inc
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired	20.00%
Minimalist
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired		90.50%